SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net, Revenues from related party	$ 1,780,716	$ 188,692	$ 3,057,537	$ 182,920
Gross Revenues, related party		39,639	188,710	117,010
Cash equivalent	0		0		0
Allowance for doubtful accounts	0		0		0
Allowance for obsolete or unmarketable inventory	0		0		0
Advertising Expenses			375,795	3,152
Amounts held in the banks insured limit	250,000		250,000		250,000
Percentage accounts receivables by customers	58.00%		58.00%		10.00%
Vendor 1
Percentage purchase by vendor	45.00%	68.00%	46.00%	68.00%
Percentage revenue by customer	24.00%	59.00%	33.00%	39.00%
Vendor 2
Percentage purchase by vendor	19.00%		18.00%
Vendor 3
Percentage purchase by vendor	9.00%		7.00%
Healthrite [Member]
Net, Revenues from related party	0	39,639	80,758	117,010
Gross Revenues, related party	$ 0	$ 287,262	$ 188,710	$ 1,128,588